UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 2,940	$ 1,949
Financial assets	565	886
Accounts and other receivable, net	5,004	4,307
Inventory, net	3,414	1,562
Assets held for sale	516	63
Other assets	1,279	1,014
Current assets	13,718	9,781
Financial assets	634	483
Accounts and other receivable, net	884	853
Other assets	489	499
Property, plant and equipment	13,859	6,947
Deferred income tax assets	573	280
Intangible assets	11,663	5,523
Equity accounted investments	1,394	541
Goodwill	5,115	2,411
Total assets	48,329	27,318
Current Liabilities
Accounts payable and other	9,446	7,188
Liabilities associated with assets held for sale	250	9
Corporate borrowings	0	0
Non-recourse subsidiary borrowings	1,633	1,819
Current liabilities	11,329	9,016
Accounts payable and other	4,984	1,894
Corporate borrowings	20,883	9,047
Deferred income tax liabilities	1,843	867
Total liabilities	39,039	20,824
Equity
Limited partners	2,150	1,548
Non-controlling interests attributable to:
Redemption-Exchange Units, Preferred Shares and Special Limited Partnership Units held by Brookfield Asset Management Inc.	1,736	1,415
Interest of others in operating subsidiaries	5,404	3,531
Total equity	9,290	6,494
Total liabilities and equity	$ 48,329	$ 27,318